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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01835

                             Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2009 through March 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


[GRAPHIC OF MAP]


Pioneer Value Fund
--------------------------------------------------------------------------------
Semiannual Report | March 31, 2010
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PIOTX
Class B   PBOTX
Class C   PCOTX
Class Y   PVFYX





[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2
Portfolio Management Discussion                                               4
Portfolio Summary                                                             8
Prices and Distributions                                                      9
Performance Update                                                           10
Comparing Ongoing Fund Expenses                                              14
Schedule of Investments                                                      16
Financial Statements                                                         24
Notes to Financial Statements                                                32
Approval of Investment Advisory Agreement                                    42
Trustees, Officers and Service Providers                                     46



                           Pioneer Value Fund | Semiannual Report | 3/31/10    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain: unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at


2    Pioneer Value Fund | Semiannual Report | 3/31/10
www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                           Pioneer Value Fund | Semiannual Report | 3/31/10    3

Portfolio Management Discussion | 3/31/10

In the following discussion, Rod Wright reviews recent market events and describes the factors that affected Pioneer Value Fund's performance during the semiannual period ended March 31, 2010. Mr. Wright, senior vice president and portfolio manager at Pioneer Investments, co-manages the Fund with John Peckham, CFA, senior vice president and portfolio manager at Pioneer Investments.

Q How would you characterize the performance of the U.S. stock market during the six months ended March 31, 2010?

A The U.S. stock market performed very well during the past six months, as measured by the 11.28% gain of the Fund's benchmark, the Russell 1000 Value Index. Equities continued the rebound that began in March of 2009, as the broader investment environment was favorable in many respects. In addition to the gradual economic recovery and strength in corporate earnings, the market was supported by low interest rates, the attractive relative value of stocks when compared with bonds, strong corporate balance sheets, and, more recently, the stabilization of the employment picture. These positive developments, combined with the high level of investor skepticism that has been in place since the 2007-2008 market downturn, resulted in a steady flow of cash off the sidelines and into the stock market.

Q How did the Fund perform in that environment during the six months ended March 31, 2010?

A Pioneer Value Fund Class A shares returned 10.39% during the six months ended March 31, 2010, underperforming the 11.28% return of the Fund's benchmark, the Russell 1000 Value Index (the Russell Index). Over the same period, the average return of the 559 mutual funds in Lipper's Large Cap Value category was 10.56%.

     The Fund's performance was steady during the period, with no "blow-ups" among individual holdings and no sectors in which the Fund's return deviated substantially from the benchmark's. We credit this to our research efforts, which are focused on having the Fund own the best individual companies, rather than trying to predict broader market trends or macroeconomic developments.

Q What elements of the Fund's positioning had the largest impact on its performance during the six months ended March 31, 2010?

A The roster of the Fund's top performers helps illustrate our investment process at work. The Fund's leading contributor during the period was Unum, an insurer that specializes in group disability benefits. Unum is a long-term


4    Pioneer Value Fund | Semiannual Report | 3/31/10

     Fund holding that is finally being recognized for the tremendous progress it has made in recent years. The company ran into a variety of operational problems five years ago, which led to its stock price being depressed for quite some time. In our view, this led to several of Unum's positive attributes being overlooked: the firm is cheaply valued, at 10 times earnings; it generates $500 million a year in free cash flow and has over $900 million in cash on its balance sheet; and it has beaten earnings estimates every quarter since June of 2006. We think the stock remains inexpensive, and the Fund continues to hold a large position relative to the company's representation in the Russell Index benchmark. In our view, a key element of value investing is recognizing situations, such as Unum, where there is a disconnect between investor perceptions and the strength of a company's underlying business.

     Another such disconnect was evident in the Health Care sector throughout the past year, as uncertainty about the industry reform legislation being debated in Washington depressed the valuations of many companies in the group. We used the uncertainty as an opportunity to purchase discounted shares for the Fund in our favored companies. As it became evident that the final version of the legislation would not be as strong, or as negative for the industry as was initially feared, we saw a number of the stocks revalued to more appropriate levels. Among those were the Fund's holdings in Medtronic, a medical device maker, and insurance companies UnitedHealth and Aetna. All performed well during the past six months, rewarding our patience.

     Another top contributor for the Fund during the period was United Technologies, a high-quality, diversified manufacturer that we purchased in 2008. The improving economic outlook proved supportive for the company's many industrial businesses, boosting its share price at a time in which investors grew increasingly enthusiastic about cyclicals. The Fund also benefited from its position in McDonalds, the fast food chain whose shares rose due to both strong results from its international operations and the rising sales that resulted from U.S. consumers' need to "trade down" to cheaper meal options.

Q What holdings detracted from the Fund's performance during the six months ended March 31, 2010?

A The Fund did not suffer significant underperformance from any holdings during the past six months. Instead, the portfolio experienced smaller losses in several stocks that we believe continue to offer compelling risk/reward trade-offs. For example, two of the Fund's laggards during the six-month period were stocks that were hurt by the declining price of natural gas: Devon Energy and Transocean. Believing that natural gas will eventually recover from its depressed level, we chose to look past the near-term issue to


                           Pioneer Value Fund | Semiannual Report | 3/31/10    5
     focus on the strong fundamentals of the two energy companies, which remain reasonably valued.

     The Fund also experienced a shortfall when one of its newer holdings, Lazard (an investment bank), lost ground following the unfortunate death of its chief executive officer (CEO). The CEO's estate has since been selling its position in Lazard, which has weighed on the stock's performance in the short term, but we continue to like the prospects for this well-positioned, well-managed company. Also in Financials, the Fund lost ground through a position in the high-end property and casualty insurer Chubb. The insurance cycle tends to move independently of the broader economic cycle, and so investors generally overlooked Chubb in their search for higher-risk cyclical stocks. We see Chubb's underperformance as an opportunity to own a well-run company with great service, an effective pricing strategy, and a valuation that, in our view, does not accurately reflect the stock's future prospects.

Q    What is your overall take on the market at this stage?

A We think the lingering skepticism about the market's advance continues to create opportunities for value investors. While stocks have delivered an extraordinary return in the past year, the market as a whole is still reasonably valued due to the combination of an improving economy, rising earnings and the fact that stocks began the rally from a very undervalued level.

     We feel that one area of potential opportunity lies in stocks where an element of doubt about either the economic recovery or the individual company's prospects is keeping valuations at reasonable levels, such as Dell Computer. Dell appears positioned to capitalize on the corporate upgrade cycle for personal computers. In the past, companies typically have upgraded their technology every three years or so. The current cycle is unusual in that it is now five to seven years old, and with the introduction of Windows 7 earlier this year, we believe the catalyst is in place for the next cycle to begin. We think Dell, with its huge cash position and inexpensive valuation, should benefit from this trend. We also have been seeing opportunities in companies -- like Chubb -- whose businesses tend to move on a different cycle than that of the overall economy.

     Turning our attention to the broader picture, the current cycle for both the economy and the market appears to be taking a classic shape. Thus far, we have seen outperformance for both lower-quality companies (March 2009 through September 2009) and cyclicals (September 2009 through March 2010). Historically, the next step in such cycles typically has been a gravitation to higher-quality companies. We believe our focus on quality will hold the Fund's portfolio in good stead if investors indeed turn their attention to company fundamentals, rather than momentum, in the months ahead.


6    Pioneer Value Fund | Semiannual Report | 3/31/10

     Overall, our message to shareholders is to remember that we seek to maintain a steady investment approach for the Fund that focuses on traditional drivers of stock price performance. As a result, it is inevitable that there will be periods of short-term underperformance, particularly when investors' risk appetites are unusually strong. Over the long term, however, we believe investors will be well-served by our consistent focus on companies with strong fundamentals and attractive valuations.

Please refer to the Schedule of Investments on pages 16-23 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                           Pioneer Value Fund | Semiannual Report | 3/31/10    7

Portfolio Summary | 3/31/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks               98.6%
International Common Stocks       0.7%
Temporary Cash Investments         0.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                       25.5%
Energy                           17.8%
Industrials                      11.4%
Health Care                      10.9%
Consumer Discretionary            9.8%
Information Technology            6.7%
Consumer Staples                  6.0%
Utilities                         4.6%
Materials                         3.7%
Telecommunication Services        3.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Exxon Mobil Corp.                                                   4.85%
--------------------------------------------------------------------------------
 2. Chevron Corp.                                                       3.89
--------------------------------------------------------------------------------
 3. JPMorgan Chase & Co.                                                3.51
--------------------------------------------------------------------------------
 4. Wells Fargo & Co.                                                   3.47
--------------------------------------------------------------------------------
 5. Pfizer, Inc.                                                        3.12
--------------------------------------------------------------------------------
 6. General Electric Co.                                                2.96
--------------------------------------------------------------------------------
 7. Verizon Communications, Inc.                                        2.82
--------------------------------------------------------------------------------
 8. Bank of America Corp.                                               2.67
--------------------------------------------------------------------------------
 9. Unum Group                                                          2.56
--------------------------------------------------------------------------------
10. Apache Corp.                                                        2.03
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Value Fund | Semiannual Report | 3/31/10

Prices and Distributions | 3/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                      3/31/10                       9/30/09
--------------------------------------------------------------------------------
       A                         $11.09                        $10.12
--------------------------------------------------------------------------------
       B                         $10.14                        $ 9.24
--------------------------------------------------------------------------------
       C                         $10.10                        $ 9.21
--------------------------------------------------------------------------------
       Y                         $11.20                        $10.21
--------------------------------------------------------------------------------

Distributions per Share: 10/1/09-3/31/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Net Investment           Short-Term           Long-Term
      Class                Income             Capital Gains        Capital Gains
--------------------------------------------------------------------------------
       A                 $ 0.0769                  $ --                $ --
--------------------------------------------------------------------------------
       B                 $     --                  $ --                $ --
--------------------------------------------------------------------------------
       C                 $ 0.0240                  $ --                $ --
--------------------------------------------------------------------------------
       Y                 $ 0.1014                  $ --                $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.


                           Pioneer Value Fund | Semiannual Report | 3/31/10    9

Performance Update | 3/31/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of March 31, 2010)
------------------------------------------------
                   Net Asset    Public Offering
Period             Value (NAV)  Price (POP)
------------------------------------------------
 10 Years           1.14%        0.54%
 5 Years           -1.68        -2.83
 1 Year            43.26        35.02
------------------------------------------------

Expense Ratio
(Per prospectus dated February 1, 2010)
------------------------------------------------
                   Gross        Net
------------------------------------------------
                    1.06%        1.06%
------------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer                Russell 1000
                    Value Fund                Value Index
3/00                   9,425                     10,000
                       9,725                     10,027
3/02                   9,909                     10,467
                       7,611                      8,081
3/04                  10,479                     11,380
                      11,487                     12,878
3/06                  12,568                     14,592
                      14,055                     17,048
3/08                  11,968                     15,344
                       7,368                      8,836
3/10                  10,555                     13,568

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Value Fund | Semiannual Report | 3/31/10

Performance Update | 3/31/10                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of March 31, 2010)
------------------------------------------------
                   If           If
Period             Held         Redeemed
------------------------------------------------
 10 Years          -0.04%       -0.04%
 5 Years           -2.86        -2.86
 1 Year            41.20        37.20
------------------------------------------------

Expense Ratio
(Per prospectus dated February 1, 2010)
------------------------------------------------
                   Gross        Net
------------------------------------------------
                     2.57%       2.57%
------------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer                Russell 1000
                    Value Fund                Value Index
3/00                   10,000                   10,000
                       10,201                   10,027
3/02                   10,284                   10,467
                        7,803                    8,081
3/04                   10,595                   11,380
                       11,518                   12,878
3/06                   12,471                   14,592
                       13,794                   17,048
3/08                   11,620                   15,344
                        7,057                    8,836
3/10                    9,964                   13,568

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    11

Performance Update | 3/31/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of March 31, 2010)
------------------------------------------------
                   If           If
Period             Held         Redeemed
------------------------------------------------
 10 Years           0.02%        0.02%
 5 Years           -2.71        -2.71
 1 Year            41.57        41.57
------------------------------------------------

Expense Ratio
(Per prospectus dated February 1, 2010)
------------------------------------------------
                   Gross        Net
------------------------------------------------
                     2.18%       2.18%
------------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer                Russell 1000
                    Value Fund                Value Index
3/00                   10,000                    10,000
                       10,190                    10,027
3/02                   10,263                    10,467
                        7,786                     8,081
3/04                   10,604                    11,380
                       11,496                    12,878
3/06                   12,448                    14,592
                       13,766                    17,048
3/08                   11,610                    15,344
                        7,077                     8,836
3/10                   10,019                    13,568


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Value Fund | Semiannual Report | 3/31/10

Performance Update | 3/31/10                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of March 31, 2010)
--------------------------------------------
                   If           If
Period             Held         Redeemed
--------------------------------------------
 10 Years           1.40%        1.40%
 5 Years           -1.24        -1.24
 1 Year            44.04        44.04
--------------------------------------------

Expense Ratio
(Per prospectus dated February 1, 2010)
--------------------------------------------
                   Gross        Net
--------------------------------------------
                     0.54%       0.54%
--------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer                Russell 1000
                    Value Fund                Value Index

3/00                   10,000                    10,000
                       10,317                    10,027
3/02                   10,512                    10,467
                        8,074                     8,081
3/04                   11,117                    11,380
                       12,230                    12,878
3/06                   13,442                    14,592
                       15,088                    17,048
3/08                   12,900                    15,344
                        7,976                     8,836
3/10                   11,489                    13,568

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception (August 11, 2004) would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available to limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on actual returns from October 1, 2009 through March 31, 2010.

---------------------------------------------------------------------------------
Share Class                 A               B               C               Y
---------------------------------------------------------------------------------
Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00
Value on 10/1/09
---------------------------------------------------------------------------------
Ending Account          $1,103.90       $1,097.40       $1,099.40       $1,107.60
Value on 3/31/10
---------------------------------------------------------------------------------
Expenses Paid               $5.35          $12.65          $11.20           $3.10
During Period*
---------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, 2.42%, 2.14% and 0.59% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


14    Pioneer Value Fund | Semiannual Report | 3/31/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2009 through March 31, 2010.

---------------------------------------------------------------------------------
Share Class                 A               B               C               Y
---------------------------------------------------------------------------------
Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00
Value on 10/1/09
---------------------------------------------------------------------------------
Ending Account          $1,019.85       $1,012.86       $1,014.26       $1,021.99
Value on 3/31/10
---------------------------------------------------------------------------------
Expenses Paid               $5.14          $12.14          $10.75           $2.97
During Period*
---------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, 2.42%, 2.14%, and 0.59%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


                          Pioneer Value Fund | Semiannual Report | 3/31/10    15

Schedule of Investments | 3/31/10 (unaudited)

--------------------------------------------------------------------------------
Shares                                                            Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.2%
               ENERGY -- 17.7%
               Integrated Oil & Gas -- 8.7%
  895,100      Chevron Corp.                                      $   67,875,433
1,263,500      Exxon Mobil Corp. (b)                                  84,629,230
                                                                  --------------
                                                                  $  152,504,663
--------------------------------------------------------------------------------
               Oil & Gas Drilling -- 1.2%
  234,200      Transocean, Ltd.*                                  $   20,230,196
--------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.5%
  899,300      Halliburton Co.*                                   $   27,095,909
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 5.3%
  395,800      Anadarko Petroleum Corp.                           $   28,826,114
  348,100      Apache Corp.                                           35,332,150
  448,200      Devon Energy Corp.                                     28,877,526
                                                                  --------------
                                                                  $   93,035,790
--------------------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 1.0%
1,647,800      El Paso Corp.                                      $   17,862,152
                                                                  --------------
               Total Energy                                       $  310,728,710
--------------------------------------------------------------------------------
               MATERIALS -- 3.6%
               Diversified Chemical -- 2.0%
  695,800      Dow Chemical Co.                                   $   20,574,806
  228,000      FMC Corp.                                              13,803,120
                                                                  --------------
                                                                  $   34,377,926
--------------------------------------------------------------------------------
               Diversified Metals & Mining -- 0.7%
  149,200      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   12,464,168
--------------------------------------------------------------------------------
               Gold -- 0.5%
  191,366      Newmont Mining Corp.                               $    9,746,270
--------------------------------------------------------------------------------
               Paper Products -- 0.4%
  288,500      International Paper Co.                            $    7,099,985
                                                                  --------------
               Total Materials                                    $   63,688,349
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 10.3%
               Aerospace & Defense -- 3.0%
  348,100      Northrop Grumman Corp.*                            $   22,824,917
  401,400      United Technologies Corp.                              29,547,054
                                                                  --------------
                                                                  $   52,371,971
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 4.5%
  328,500      3M Co.                                             $   27,452,745
2,834,500      General Electric Co.                                   51,587,900
                                                                  --------------
                                                                  $   79,040,645
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Value Fund | Semiannual Report | 3/31/10

--------------------------------------------------------------------------------
Shares                                                           Value
--------------------------------------------------------------------------------
               Industrial Machinery -- 1.9%
  619,034      Kennametal, Inc.                                   $   17,407,236
  251,600      SPX Corp.                                              16,686,112
                                                                  --------------
                                                                  $   34,093,348
--------------------------------------------------------------------------------
               Trading Companies & Distributors -- 0.9%
  149,200      W.W. Grainger, Inc. (b)                            $   16,131,504
                                                                  --------------
               Total Capital Goods                                $  181,637,468
--------------------------------------------------------------------------------
               TRANSPORTATION -- 1.0%
               Railroads -- 1.0%
  337,200      CSX Corp.                                          $   17,163,480
                                                                  --------------
               Total Transportation                               $   17,163,480
--------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 1.0%
               Auto Parts & Equipment -- 0.6%
  292,500      Johnson Controls, Inc.                             $    9,649,575
--------------------------------------------------------------------------------
               Automobile Manufacturers -- 0.4%
  586,926      Ford Motor Corp.*(b)                               $    7,377,660
                                                                  --------------
               Total Automobiles & Components                     $   17,027,235
--------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 0.6%
               Homebuilding -- 0.6%
  867,500      Pulte Group, Inc.*(b)                              $    9,759,375
                                                                  --------------
               Total Consumer Durables & Apparel                  $    9,759,375
--------------------------------------------------------------------------------
               CONSUMER SERVICES -- 1.1%
               Restaurants -- 1.1%
  298,400      McDonald's Corp.                                   $   19,909,248
                                                                  --------------
               Total Consumer Services                            $   19,909,248
--------------------------------------------------------------------------------
               MEDIA -- 3.5%
               Advertising -- 0.6%
1,261,900      The Interpublic Group of Companies, Inc.*          $   10,499,008
--------------------------------------------------------------------------------
               Cable & Satellite -- 1.7%
1,585,500      Comcast Corp.                                      $   29,839,110
--------------------------------------------------------------------------------
               Movies & Entertainment -- 1.2%
  100,000      Time Warner, Inc.                                  $    3,127,000
  523,700      Viacom, Inc. (Class B)*                                18,004,806
                                                                  --------------
                                                                  $   21,131,806
                                                                  --------------
               Total Media                                        $   61,469,924
--------------------------------------------------------------------------------
               RETAILING -- 3.5%
               Apparel Retail -- 0.9%
  685,200      Gap, Inc.                                          $   15,834,972
--------------------------------------------------------------------------------
               Computer & Electronics Retail -- 1.3%
  526,200      Best Buy Co., Inc. (b)                             $   22,384,548
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    17

--------------------------------------------------------------------------------
Shares                                                            Value
--------------------------------------------------------------------------------
               Home Improvement Retail -- 1.3%
  745,900      Home Depot, Inc.                                    $  24,129,865
                                                                   -------------
               Total Retailing                                     $  62,349,385
--------------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 1.3%
               Drug Retail -- 0.8%
  397,800      CVS/Caremark Corp.                                  $  14,543,568
--------------------------------------------------------------------------------
               Food Retail -- 0.5%
  373,000      Kroger Co.                                          $   8,079,180
                                                                   -------------
               Total Food & Drug Retailing                         $  22,622,748
--------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 3.3%
               Brewers -- 0.7%
  246,800      Anheuser-Busch Inbev NV                             $  12,435,160
--------------------------------------------------------------------------------
               Packaged Foods & Meats -- 1.3%
  198,900      General Mills, Inc.                                 $  14,080,131
  191,300      Hershey Foods Corp.                                     8,189,553
                                                                   -------------
                                                                   $  22,269,684
--------------------------------------------------------------------------------
               Soft Drinks -- 0.7%
  223,800      Coca-Cola Co.                                       $  12,309,000
--------------------------------------------------------------------------------
               Tobacco -- 0.6%
  198,900      Phillip Morris International, Inc.                  $  10,374,624
                                                                   -------------
               Total Food, Beverage & Tobacco                      $  57,388,468
--------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 1.4%
               Household Products -- 0.8%
  233,200      Procter & Gamble Co.*                               $  14,754,564
--------------------------------------------------------------------------------
               Personal Products -- 0.6%
  156,500      Estee Lauder Co.                                    $  10,152,155
                                                                   -------------
               Total Household & Personal Products                 $  24,906,719
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 4.1%
               Health Care Equipment -- 1.0%
  146,600      Baxter International, Inc.                          $   8,532,120
  195,600      Covidien, Ltd.                                          9,834,768
                                                                   -------------
                                                                   $  18,366,888
--------------------------------------------------------------------------------
               Managed Health Care -- 3.1%
  526,100      Aetna, Inc.                                         $  18,471,371
  617,700      United Healthcare Group, Inc.                          20,180,259
  237,500      Wellpoint, Inc.*                                       15,290,250
                                                                   -------------
                                                                   $  53,941,880
                                                                   -------------
               Total Health Care Equipment & Services              $  72,308,768
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Value Fund | Semiannual Report | 3/31/10

--------------------------------------------------------------------------------
Shares                                                            Value
--------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 6.7%
               Life Sciences Tools & Services -- 1.2%
  397,800      Thermo Fisher Scientific, Inc.*                    $   20,462,832
--------------------------------------------------------------------------------
               Pharmaceuticals -- 5.5%
  198,900      Johnson & Johnson                                  $   12,968,280
  795,600      Merck & Co., Inc.                                      29,715,660
3,172,700      Pfizer, Inc.                                           54,411,805
                                                                  --------------
                                                                  $   97,095,745
                                                                  --------------
               Total Pharmaceuticals & Biotechnology              $  117,558,577
--------------------------------------------------------------------------------
               BANKS -- 5.7%
               Diversified Banks -- 3.4%
1,943,000      Wells Fargo & Co.                                  $   60,466,160
--------------------------------------------------------------------------------
               Regional Banks -- 2.3%
2,228,600      KeyCorp                                            $   17,271,650
  374,600      PNC Bank Corp.                                         22,363,620
                                                                  --------------
                                                                  $   39,635,270
                                                                  --------------
               Total Banks                                        $  100,101,430
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 12.7%
               Asset Management & Custody Banks -- 3.0%
  149,200      Franklin Resources, Inc.                           $   16,546,280
  795,600      Invesco, Ltd.                                          17,431,596
  596,700      The Bank of New York Mellon Corp.                      18,426,096
                                                                  --------------
                                                                  $   52,403,972
--------------------------------------------------------------------------------
               Diversified Financial Services -- 6.1%
2,608,196      Bank of America Corp.                              $   46,556,299
1,367,500      JPMorgan Chase & Co.                                   61,195,625
                                                                  --------------
                                                                  $  107,751,924
--------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 3.1%
  148,400      Goldman Sachs Group, Inc.                          $   25,321,492
  509,947      Lazard, Ltd.                                           18,205,108
  366,400      Morgan Stanley Co.                                     10,731,856
                                                                  --------------
                                                                  $   54,258,456
--------------------------------------------------------------------------------
               Specialized Finance -- 0.5%
   24,900      CME Group, Inc.                                    $    7,871,139
                                                                  --------------
               Total Diversified Financials                       $  222,285,491
--------------------------------------------------------------------------------
               INSURANCE -- 5.6%
               Insurance Brokers -- 0.7%
  505,000      Marsh & McLennan Co., Inc.                         $   12,332,100
--------------------------------------------------------------------------------
               Life & Health Insurance -- 3.2%
  187,000      Prudential Financial, Inc.                         $   11,313,500
1,800,000      Unum Group                                             44,586,000
                                                                  --------------
                                                                  $   55,899,500
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    19

--------------------------------------------------------------------------------
Shares                                                             Value
--------------------------------------------------------------------------------
               Property & Casualty Insurance -- 1.7%
  166,800      ACE, Ltd.                                           $   8,723,640
  424,500      Allstate Corp.                                         13,715,595
  165,600      Chubb Corp.                                             8,586,360
                                                                   -------------
                                                                   $  31,025,595
                                                                   -------------
               Total Insurance                                     $  99,257,195
--------------------------------------------------------------------------------
               REAL ESTATE -- 1.3%
               Office Real Estate Investment Trusts -- 0.7%
  156,175      Boston Properties, Inc. (b)                         $  11,781,842
--------------------------------------------------------------------------------
               Specialized Real Estate Investment Trusts -- 0.6%
  115,200      Public Storage, Inc.                                $  10,597,248
                                                                   -------------
               Total Real Estate                                   $  22,379,090
--------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 2.1%
               Systems Software -- 2.1%
  760,000      Microsoft Corp.                                     $  22,245,200
  596,700      Oracle Corp.                                           15,329,223
                                                                   -------------
                                                                   $  37,574,423
                                                                   -------------
               Total Software & Services                           $  37,574,423
--------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 2.8%
               Communications Equipment -- 1.6%
  825,000      Cisco Systems, Inc.*                                $  21,474,750
   93,100      Research In Motion, Ltd.*                               6,884,745
                                                                   -------------
                                                                   $  28,359,495
--------------------------------------------------------------------------------
               Computer Hardware -- 1.2%
  853,100      Dell, Inc.*                                         $  12,805,031
   68,100      IBM Corp.*                                              8,733,825
                                                                   -------------
                                                                   $  21,538,856
                                                                   -------------
               Total Technology Hardware & Equipment               $  49,898,351
--------------------------------------------------------------------------------
               SEMICONDUCTORS -- 1.7%
               Semiconductors -- 1.7%
1,342,600      Intel Corp.                                         $  29,886,276
                                                                   -------------
               Total Semiconductors                                $  29,886,276
--------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 3.6%
               Integrated Telecommunication Services -- 3.6%
  405,000      Century Telephone Enterprises, Inc.                  $  14,361,300
1,585,300      Verizon Communications, Inc.                            49,176,006
                                                                    -------------
                                                                    $  63,537,306
                                                                    -------------
               Total Telecommunication Services                     $  63,537,306
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Value Fund | Semiannual Report | 3/31/10


--------------------------------------------------------------------------------
Shares                                                            Value
--------------------------------------------------------------------------------
               UTILITIES -- 4.6%
               Electric Utilities -- 1.7%
  397,800      Edison International                               $   13,592,826
  472,400      Southern Co.                                           15,664,784
                                                                  --------------
                                                                  $   29,257,610
--------------------------------------------------------------------------------
               Gas Utilities -- 0.9%
  355,100      Questar Corp.                                      $   15,340,320
--------------------------------------------------------------------------------
               Multi-Utilities -- 2.0%
  564,300      Public Service Enterprise Group, Inc.              $   16,658,136
  373,900      Sempra Energy                                          18,657,610
                                                                  --------------
                                                                  $   35,315,746
                                                                  --------------
               Total Utilities                                    $   79,913,676
--------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $1,615,197,258)                              $1,743,351,692
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------
              TEMPORARY CASH INVESTMENTS -- 0.7%
              Securities Lending Collateral -- 0.7% (c)
              Certificates of Deposit:
$   313,302   DnB NOR Bank ASA NY, 0.19%, 5/19/10                  $     313,302
    313,310   Rabobank Nederland NY, 0.19%, 7/6/10                       313,310
    313,302   Royal Bank of Canada, 0.23%, 1/21/11                       313,302
    283,225   Bank of Nova Scotia, 0.2%, 6/1/10                          283,225
    313,308   BBVA NY, 0.265%, 6/1/10                                    313,308
     95,321   BNP Paribas, 0.70%, 6/4/10                                  95,321
    344,632   CBA Financial, 0.27%, 1/3/11                               344,632
                                                                   -------------
                                                                  $   1,976,400
--------------------------------------------------------------------------------
              Commercial Paper:
     41,458   Caterpillar Financial Services, 0.34%, 8/20/10       $      41,458
    137,849   JDCLLP, 0.15%, 4/7/10                                      137,849
    131,582   JDCLLP, 0.15%, 4/9/10                                      131,582
    219,311   BCSFUN, 0.07%, 4/1/10                                      219,311
    230,261   CATFIN, 0.17%, 4/16/10                                     230,261
    156,593   CBAPP, 0.20%, 6/7/10                                       156,593
    250,603   HNDAF, 0.17%, 5/4/10                                       250,603
     67,354   HNDAF, 0.16%, 4/22/10                                       67,354
     31,324   INDFG, 0.21%, 5/4/10                                        31,324
    375,896   INDFG, 0.20%, 5/3/10                                       375,896
    244,345   PARFIN, 0.25%, 4/19/10                                     244,345
    313,180   WSTPAC, 0.25%, 5/27/10                                     313,180
    313,294   Char FD, 0.16%, 4/7/10                                     313,294
    125,288   Ciesco, 0.19%, 5/20/10                                     125,288
    313,224   FASCO, 0.19%, 5/18/10                                      313,224
    128,391   Kithaw, 0.16%, 5/5/10                                      128,391
    187,926   Kithaw, 0.20%, 5/24/10                                    187,926

The accompanying notes are an integral part of these financial statements.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    21

--------------------------------------------------------------------------------
Principal
Amount                                                            Value
--------------------------------------------------------------------------------
               Commercial Paper -- (continued)
$   125,296    Old LLC, 0.18%, 5/11/10                            $      125,296
    125,301    Ranger, 0.18%, 5/3/10                                     125,301
     93,973    SRCPP, 0.19%, 5/6/10                                       93,973
    239,357    SRCPP, 0.17%, 4/6/11                                      239,357
     57,811    STRAIT, 0.18%, 4/1/10                                      57,811
     60,882    STRAIT, 0.18%, 5/7/10                                      60,882
    138,156    STRAIT, 0.17%, 4/26/10                                    138,156
    125,278    STRAIT, 0.20%, 6/2/10                                     125,278
    156,619    TB LLC, 0.19%, 5/10/10                                    156,619
    156,582    TB LLC, 0.23%, 6/9/10                                     156,582
    313,302    Toyota Motor Credit Corp., 0.23%, 1/10/11                 313,302
     88,586    Wal-Mart Stores, Inc., 0.22%, 7/1/10                       88,586
    356,942    Bank of America, 0.85%, 5/12/10                           356,942
    156,628    GE, 0.30%, 1/26/11                                        156,628
     94,041    GE Capital Corp., 0.43%, 8/20/10                           94,041
     33,915    GE Capital Corp., 0.35%, 10/21/10                          33,915
     34,145    GE Capital Corp., 0.31%, 10/6/10                           34,145
     34,940    John Deere Capital Corp., 0.33%, 7/16/10                   34,940
    265,158    JPMorgan Chase & Co., 0.57%, 9/24/10                      265,158
    283,747    CME, Inc., 0.90%, 8/6/10                                  283,747
    355,243    Santander, 0.30%, 7/23/10                                 355,243
     67,168    US Bancorp, 0.65%, 5/6/10                                  67,168
     31,355    US Bancorp, 0.66%, 6/4/10                                  31,355
     48,005    US Bancorp, 0.30%, 5/28/10                                 48,005
    222,499    WFC, 0.70%, 1/24/11                                       222,499
    125,287    WFC, 0.33%, 12/2/10                                       125,287
                                                                  --------------
                                                                  $    7,058,095
--------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
    457,421    Deutsche Bank, 0.02%, 4/1/10                       $      457,421
    939,906    RBS Securities, Inc., 0.01%, 4/1/10                       939,906
                                                                  --------------
                                                                  $    1,397,327
--------------------------------------------------------------------------------
   Shares
--------------------------------------------------------------------------------
               Time Deposits:
    486,120    Societe Generale, 0.12%, 4/1/10                    $      486,120
--------------------------------------------------------------------------------
               Money Market Mutual Fund:
    501,283    Dreyfus Preferred Money Market Fund                $      501,283
                                                                  --------------
               Total Securities Lending Collateral                $   11,419,225
--------------------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $11,419,225)                                 $   11,419,225
--------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 99.9%
               (Cost $1,626,616,483) (a)                          $1,754,770,917
--------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 0.1%               $    2,152,100
--------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                         $1,756,923,017
================================================================================

*   Non-income producing security.

The accompanying notes are an integral part of these financial statements.


22    Pioneer Value Fund | Semiannual Report | 3/31/10

(a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $1,628,756,594 was as follows:

        Aggregate gross unrealized gain for all investments
          in which there is an excess of value over tax cost       $200,098,581
        Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value         (74,084,258)
                                                                   ------------
        Net unrealized gain                                        $126,014,323
                                                                   ============

(b)   At March 31, 2010, the following securities were out on loan:

-------------------------------------------------------------------------------
      Shares        Security                                        Value
-------------------------------------------------------------------------------
      57,000        Best Buy Co., Inc.                              $ 2,424,780
      15,100        Boston Properties, Inc.                           1,139,144
      90,500        Exxon Mobil Corp.                                 6,061,690
      23,500        Ford Motor Corp. *                                  295,395
      10,600        Pulte Group, Inc. *                                 119,250
      10,000        W.W. Grainger, Inc.                               1,081,200
-------------------------------------------------------------------------------
                    Total                                           $11,121,459
===============================================================================

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
      Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2010 aggregated $366,781,812 and $469,355,267, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------
                               Level 1           Level 2        Level 3    Total
 Common stocks                 $1,743,351,692    $        --    $--        $1,743,351,692
 Temporary cash investments                --     10,917,942     --            10,917,942
 Money market mutual fund             501,283             --     --               501,283
-----------------------------------------------------------------------------------------
 Total                         $1,743,852,975    $10,917,942    $--        $1,754,770,917
-========================================================================================

The accompanying notes are an integral part of these financial statements.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    23

Statement of Assets and Liabilities | 3/31/10 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $11,121,459)
   (cost $1,626,616,483)                                                    $1,754,770,917
  Cash                                                                          12,834,048
  Receivables --
   Investment securities sold                                                      851,736
   Fund shares sold                                                                 98,006
   Dividends, interest and foreign taxes withheld                                1,661,565
  Other                                                                            119,522
------------------------------------------------------------------------------------------
     Total assets                                                           $1,770,335,794
------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                  $    1,589,952
   Forward foreign currency settlement contracts, net                                  153
   Upon return of securities loaned                                             11,419,225
  Due to affiliates                                                                329,567
  Accrued expenses                                                                  73,880
------------------------------------------------------------------------------------------
     Total liabilities                                                      $   13,412,777
------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                           $2,330,638,817
  Undistributed net investment income                                            9,892,051
  Accumulated net realized loss on investments and foreign
   currency transactions                                                      (711,762,721)
  Net unrealized gain on investments                                           128,154,434
  Net unrealized gain on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                            436
------------------------------------------------------------------------------------------
     Total net assets                                                       $1,756,923,017
==========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,711,545,598/154,279,681 shares)                      $        11.09
  Class B (based on $7,010,212/691,129 shares)                              $        10.14
  Class C (based on $4,704,882/465,958 shares)                              $        10.10
  Class Y (based on $33,662,325/3,006,796 shares)                           $        11.20
MAXIMUM OFFERING PRICE:
  Class A ($11.09 [divided by] 94.25%)                                      $        11.77
==========================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Value Fund | Semiannual Report | 3/31/10

Statement of Operations (unaudited)

For the Six Months Ended 3/31/10

INVESTMENT INCOME:
  Dividends                                                      $ 18,598,415
  Interest                                                              1,086
  Income from securities loaned, net                                   16,701
-----------------------------------------------------------------------------------------------
     Total investment income                                                       $ 18,616,202
-----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                                     $  4,287,428
   Performance Adjustment                                              54,997
  Transfer agent fees
   Class A                                                          1,028,550
   Class B                                                             28,751
   Class C                                                             10,971
   Class Y                                                              1,773
  Distribution fees
   Class A                                                          2,079,172
   Class B                                                             37,679
   Class C                                                             22,949
  Shareholder communications expense                                  579,997
  Administrative reimbursements                                       259,848
  Custodian fees                                                       25,598
  Registration fees                                                    28,009
  Professional fees                                                   132,650
  Printing expense                                                     46,638
  Fees and expenses of nonaffiliated trustees                          32,850
  Miscellaneous                                                        55,482
-----------------------------------------------------------------------------------------------
     Total expenses                                                                $  8,713,342
-----------------------------------------------------------------------------------------------
       Net investment income                                                       $  9,902,860
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                   $ 11,829,230
   Class action                                                     1,930,170
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                    (19,417)     $ 13,739,983
-----------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                   $147,809,464
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                    436      $147,809,900
-----------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                        $161,549,883
-----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                             $171,452,743
===============================================================================================

The accompanying notes are an integral part of these financial statements.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    25

Statements of Changes in Net Assets

For the Six Months Ended 3/31/10 and the Year Ended 9/30/09, respectively

-------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended
                                                              3/31/10             Year Ended
                                                              (unaudited)         9/30/09
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                         $    9,902,860      $   30,034,517
Net realized gain (loss) on investments, class action and
  foreign currency transactions                                   13,739,983        (392,184,971)
Change in net unrealized gain on investments and foreign
  currency transactions                                          147,809,900         103,799,323
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                          $  171,452,743      $ (258,351,131)
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.08 and $0.20 per share, respectively)          $  (12,231,377)     $  (34,473,880)
   Class B ($0.00 and $0.08 per share, respectively)                      --             (87,148)
   Class C ($0.02 and $0.11 per share, respectively)                 (11,439)            (74,142)
   Class Y ($0.10 And $0.25 per share, respectively)                (340,366)         (1,953,103)
-------------------------------------------------------------------------------------------------
     Total distributions to shareowners                       $  (12,583,182)     $  (36,588,273)
-------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                              $   17,115,199      $   35,447,427
Reinvestment of distributions                                     11,463,645          32,635,153
Cost of shares repurchased                                      (131,510,855)       (288,131,948)
-------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                       $ (102,932,011)     $ (220,049,368)
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                      $   55,937,550      $ (514,988,772)
NET ASSETS:
Beginning of period                                           $1,700,985,467       2,215,974,239
-------------------------------------------------------------------------------------------------
End of period                                                 $1,756,923,017      $1,700,985,467
-------------------------------------------------------------------------------------------------
Undistributed net investment income                           $    9,892,051      $   12,572,373
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


26    Pioneer Value Fund | Semiannual Report | 3/31/10

-------------------------------------------------------------------------------------------------
                                     '10 Shares      '10 Amount     '09 Shares      '09 Amount
                                     (unaudited)     (unaudited)
-------------------------------------------------------------------------------------------------
Class A
Shares sold                            1,439,871     $ 15,214,475     3,336,175     $  28,889,586
Reinvestment of distributions          1,094,778       11,396,505     3,671,409        31,904,948
Less shares repurchased              (11,300,242)    (118,998,187)  (26,071,806)     (224,943,747)
-------------------------------------------------------------------------------------------------
   Net decrease                       (8,765,593)    $(92,387,207)  (19,064,222)    $(164,149,213)
=================================================================================================
Class B
Shares sold                               19,805     $    189,730        86,791     $     697,851
Reinvestment of distributions                 --               --        10,401            82,594
Less shares repurchased                 (200,177)      (1,914,686)     (516,811)       (4,071,493)
-------------------------------------------------------------------------------------------------
   Net decrease                         (180,372)    $ (1,724,956)     (419,619)    $  (3,291,048)
=================================================================================================
Class C
Shares sold                               80,965     $    771,435       146,462     $   1,138,400
Reinvestment of distributions              1,107           10,516         6,596            52,128
Less shares repurchased                  (90,476)        (874,020)     (393,750)       (2,973,413)
-------------------------------------------------------------------------------------------------
   Net decrease                           (8,404)    $    (92,069)     (240,692)    $  (1,782,885)
=================================================================================================
Class Y
Shares sold                               88,191     $    939,559       540,943     $   4,721,590
Reinvestment of distributions              5,398           56,624        68,424           595,483
Less shares repurchased                 (918,214)      (9,723,962)   (6,530,828)      (56,143,295)
-------------------------------------------------------------------------------------------------
   Net decrease                         (824,625)    $ (8,727,779)   (5,921,461)    $ (50,826,222)
=================================================================================================

The accompanying notes are an integral part of these financial statements.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    27

Financial Highlights

------------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended            Year
                                                               3/31/10          Ended
                                                               (unaudited)      9/30/09
------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                           $    10.12       $    11.44
------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                         $     0.06       $     0.17
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      0.99            (1.29)
------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $     1.05       $    (1.12)
Distributions to shareowners:
 Net investment income                                              (0.08)           (0.20)
 Net realized gain                                                     --               --
------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $     0.97       $    (1.32)
------------------------------------------------------------------------------------------
Net asset value, end of period                                 $    11.09       $    10.12
==========================================================================================
Total return*                                                       10.39%           (9.49)%
Ratio of net expenses to average net assets+                         1.02%**          1.06%
Ratio of net investment income to average net assets+                1.16%**          1.89%
Portfolio turnover rate                                                44%**            53%
Net assets, end of period (in thousands)                       $1,711,546       $1,649,438
Ratios with reduction for fees paid indirectly:
 Net expenses                                                        1.02%**          1.06%
 Net investment income                                               1.16%**          1.89%
==========================================================================================


-----------------------------------------------------------------------------------------------------------------------
                                                                Year            Year           Year           Year
                                                                Ended           Ended          Ended          Ended
                                                                9/30/08         9/30/07        9/30/06        9/30/05
-----------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                            $   18.28      $    18.55     $    17.55     $    18.83
-----------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                          $    0.25      $     0.29     $     0.28     $     0.14
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     (5.47)           2.60           1.09           2.26
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations            $   (5.22)     $     2.89     $     1.37     $     2.40
Distributions to shareowners:
 Net investment income                                              (0.25)          (0.30)         (0.25)         (0.12)
 Net realized gain                                                  (1.37)          (2.86)         (0.12)         (3.56)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $   (6.84)     $    (0.27)    $     1.00     $    (1.28)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   11.44      $    18.28     $    18.55     $    17.55
=======================================================================================================================
Total return*                                                      (30.75)%         17.49%          7.89%         13.81%
Ratio of net expenses to average net assets+                         0.94%           0.92%          0.94%          0.98%
Ratio of net investment income to average net assets+                1.73%           1.65%          1.44%          0.85%
Portfolio turnover rate                                                95%             34%            86%            53%
Net assets, end of period (in thousands)                        $2,082,427     $3,569,146     $3,852,832     $3,997,849
Ratios with reduction for fees paid indirectly:
 Net expenses                                                        0.94%           0.92%          0.94%          0.97%
 Net investment income                                               1.73%           1.65%          1.44%          0.86%
=======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios assuming no reduction for fees paid indirectly.
**   Annualized.


The accompanying notes are an integral part of these financial statements.


28  Pioneer Value Fund | Semiannual Report | 3/31/10

---------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended            Year
                                                               3/31/10          Ended
                                                               (unaudited)      9/30/09
---------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                           $ 9.24          $ 10.47
---------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ 0.01          $  0.06
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  0.89            (1.21)
---------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $ 0.90          $ (1.15)
Distributions to shareowners:
 Net investment income                                             --            (0.08)
 Net realized gain                                                 --               --
---------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ 0.90          $ (1.23)
---------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.14          $  9.24
=======================================================================================
Total return*                                                    9.74%          (10.89)%
Ratio of net expenses to average net assets+                     2.42%**          2.57%
Ratio of net investment income (loss) to average net assets+    (0.23)%**         0.41%
Portfolio turnover rate                                            44%**            53%
Net assets, end of period (in thousands)                       $7,010          $ 8,057
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    2.42%**          2.57%
 Net investment income (loss)                                   (0.23)%**         0.41%
=======================================================================================


---------------------------------------------------------------------------------------------------------
                                                               Year       Year        Year        Year
                                                               Ended      Ended       Ended       Ended
                                                               9/30/08    9/30/07     9/30/06     9/30/05
---------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                           $ 16.87    $17.36      $ 16.40     $ 17.87
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $  0.11    $ 0.10      $  0.10     $ (0.04)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  (5.04)     2.39         1.00        2.13
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $ (4.93)   $ 2.49      $  1.10     $  2.09
Distributions to shareowners:
 Net investment income                                           (0.10)    (0.12)       (0.02)         --
 Net realized gain                                               (1.37)    (2.86)       (0.12)      (3.56)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ (6.40)   $(0.49)     $  0.96     $ (1.47)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 10.47    $16.87      $ 17.36     $ 16.40
=========================================================================================================
Total return*                                                   (31.54)%   16.18%        6.74%      12.66%
Ratio of net expenses to average net assets+                      2.06%     2.05%        2.03%       2.03%
Ratio of net investment income (loss) to average net assets+      0.60%     0.53%        0.32%      (0.21)%
Portfolio turnover rate                                             95%       34%          86%         53%
Net assets, end of period (in thousands)                       $13,518    $30,378     $37,116     $51,164
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     2.04%     2.02%        2.03%       2.02%
 Net investment income (loss)                                     0.62%     0.56%        0.32%      (0.20)%
=========================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios assuming no reduction for fees paid indirectly.
**   Annualized.


The accompanying notes are an integral part of these financial statements.


                            Pioneer Value Fund | Semiannual Report | 3/31/10  29

------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended         Year
                                                               3/31/10       Ended
                                                               (unaudited)   9/30/09
------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                           $ 9.21        $ 10.43
------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ 0.00(a)     $  0.08
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  0.91          (1.19)
------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $ 0.91        $ (1.11)
Distributions to shareowners:
Net investment income                                           (0.02)         (0.11)
 Net realized gain                                                 --             --
------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ 0.89        $ (1.22)
------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.10        $  9.21
====================================================================================
Total return*                                                    9.94%        (10.51)%
Ratio of net expenses to average net assets+                     2.14%**        2.18%
Ratio of net investment income (loss) to average net assets+     0.04%**        0.83%
Portfolio turnover rate                                            44%**          53%
Net assets, end of period (in thousands)                       $4,705        $ 4,371
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    2.14%**        2.18%
 Net investment income (loss)                                    0.04%**        0.83%
====================================================================================

----------------------------------------------------------------------------------------------------------
                                                               Year        Year        Year        Year
                                                               Ended       Ended       Ended       Ended
                                                               9/30/08     9/30/07     9/30/06     9/30/05
----------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                           $ 16.84     $ 17.33     $16.39       $17.87
----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $  0.10     $  0.07     $ 0.07       $(0.04)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  (5.01)       2.43       1.02         2.12
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $ (4.91)    $  2.50     $ 1.09       $ 2.08
Distributions to shareowners:
Net investment income                                            (0.13)      (0.13)     (0.03)          --
 Net realized gain                                               (1.37)      (2.86)     (0.12)       (3.56)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ (6.41)    $ (0.49)    $ 0.94       $(1.48)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 10.43     $ 16.84     $17.33       $16.39
==========================================================================================================
Total return*                                                   (31.49)%     16.31%      6.68%       12.60%
Ratio of net expenses to average net assets+                      1.92%       1.98%      2.03%        2.08%
Ratio of net investment income (loss) to average net assets+      0.76%       0.58%      0.34%       (0.25)%
Portfolio turnover rate                                             95%         34%        86%          53%
Net assets, end of period (in thousands)                       $ 7,458     $12,606     $8,723       $8,926
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     1.91%       1.96%      2.03%        2.07%
 Net investment income (loss)                                     0.77%       0.60%      0.34%       (0.24)%
==========================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios assuming no reduction for fees paid indirectly.
(a)  Amount rounds to less than $0.01 per share.
**   Annualized.


The accompanying notes are an integral part of these financial statements.


30  Pioneer Value Fund | Semiannual Report | 3/31/10

-------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended          Year
                                                               3/31/10        Ended
                                                               (unaudited)    9/30/09
-------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                           $ 10.21        $ 11.54
-------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                         $  0.10        $  0.30
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   0.99          (1.38)
-------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $  1.09        $ (1.08)
Distributions to shareowners:
Net investment income                                            (0.10)         (0.25)
 Net realized gain                                                  --             --
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  0.99        $ (1.33)
-------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 11.20        $ 10.21
=====================================================================================
Total return*                                                    10.76%         (9.00)%
Ratio of net expenses to average net assets+                      0.59%**        0.54%
Ratio of net investment income to average net assets+             1.59%**        2.51%
Portfolio turnover rate                                             44%**          53%
Net assets, end of period (in thousands)                       $33,662        $39,120
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     0.59%**        0.54%
 Net investment income                                            1.59%**        2.51%
=====================================================================================


--------------------------------------------------------------------------------------------------------------
                                                               Year          Year         Year        Year
                                                               Ended         Ended        Ended       Ended
                                                               9/30/08       9/30/07      9/30/06     9/30/05
--------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                           $  18.42      $  18.67     $  17.59    $  18.84
--------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                         $   0.33      $   0.39     $   0.33    $   0.12
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   (5.54)         2.59         1.11        2.37
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $  (5.21)     $   2.98     $   1.44    $   2.49
Distributions to shareowners:
Net investment income                                             (0.30)        (0.37)       (0.24)      (0.18)
 Net realized gain                                                (1.37)        (2.86)       (0.12)      (3.56)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  (6.88)     $  (0.25)    $   1.08    $  (1.25)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  11.54      $  18.42      $ 18.67    $  17.59
==============================================================================================================
Total return*                                                    (30.50)%       17.92%        8.31%      14.40%
Ratio of net expenses to average net assets+                       0.53%         0.54%        0.55%       0.59%
Ratio of net investment income to average net assets+              2.12%         2.04%        1.84%       1.50%
Portfolio turnover rate                                              95%           34%          86%         53%
Net assets, end of period (in thousands)                       $112,571      $238,308     $333,884    $311,272
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      0.53%         0.54%        0.55%       0.59%
 Net investment income                                             2.12%         2.04%        1.84%       1.51%
==============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+    Ratios assuming no reduction for fees paid indirectly.

**   Annualized.


The accompanying notes are an integral part of these financial statements.


                            Pioneer Value Fund | Semiannual Report | 3/31/10  31

Notes to Financial Statements | 3/31/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and capital growth.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts


32    Pioneer Value Fund | Semiannual Report | 3/31/10
of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At March 31, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed-income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    33

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended September 30, 2009 was as follows:

     ---------------------------------------------------------------------------
                                                                          2009
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                               $36,588,273
     Long-term capital gain                                                 --
     ---------------------------------------------------------------------------
       Total                                                       $36,588,273
     ===========================================================================

  The following shows the components of distributable earnings on a federal income tax basis at September 30, 2009:

     ---------------------------------------------------------------------------
                                                                          2009
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                               $  12,572,373
     Capital loss carryforward                                    (403,358,897)
     Post-October loss deferred                                   (320,003,696)
     Unrealized depreciation                                       (21,795,141)
     ---------------------------------------------------------------------------
       Total                                                     $(732,585,361)
     ===========================================================================

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.


34    Pioneer Value Fund | Semiannual Report | 3/31/10

D.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $49,989 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2010.

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the period, the Fund recognized gains of $1,930,170 in settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    35

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
     (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $5 billion, 0.575% on the next $5 billion and 0.55% on the excess over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Russell 1000[RegTM] Value Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum of 0.70% after the performance adjustment). For the six


36    Pioneer Value Fund | Semiannual Report | 3/31/10
months ended March 31, 2010, the aggregate performance adjustment resulted in an increase to the basic fee of $54,997. For the six months ended March 31, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.51% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,154 in management fees, administrative costs and certain other reimbursements payable to PIM at March 31, 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended March 31, 2010, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                               $574,598
Class B                                                                  2,952
Class C                                                                  1,902
Class Y                                                                    545
--------------------------------------------------------------------------------
  Total                                                               $579,997
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $307,338, in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at March 31, 2010.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of


                          Pioneer Value Fund | Semiannual Report | 3/31/10    37

Assets and Liabilities is $12,075 in distribution fees payable to PFD at March 31, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2010, CDSCs in the amount of $3,591 were paid to PFD.

5. Commission Recapture and Expense Offset Arrangements

The Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund under which brokers provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. However, for the six months ended March 31, 2010, the Fund's expenses were not reduced under these arrangements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2010, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended March 31, 2010, the Fund had no borrowings under this agreement.


38    Pioneer Value Fund | Semiannual Report | 3/31/10

7. Forward Foreign Currency Contracts

At March 31, 2010, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The principal of contracts open during the last month of the six month period ended March 31, 2010 was 52,799. As of March 31, 2010, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $71,178 and $71,331, respectively, resulting in a net payable of $153 at March 31, 2010.

8. Pending Litigation

The Fund currently is involved in a litigation matter in Germany. As of the Fund's year end, it is reasonably possible that an adverse outcome may result. Currently, the amount of any judgment cannot be reasonably estimated. Under the terms of an indemnification agreement, PIM and certain affiliates have agreed to indemnify the Fund for its losses and costs related to this litigation.

9. Additional Disclosures about Derivative Instruments and Hedging Activities:

Fair values of derivative instruments as of March 31, 2010:

---------------------------------------------------------------------------------------------
Derivatives Not Accounted for       Asset Derivatives 2010       Liabilities Derivatives 2010
as Hedging Instruments Under
Accounting Standards Codification   Balance Sheet      Fair      Balance Sheet       Fair
(ASC) 815                           Location           Value     Location            Value
---------------------------------------------------------------------------------------------
 Foreign Exchange Contracts         Receivables        $--       Payables*           $153
---------------------------------------------------------------------------------------------
   Total
=============================================================================================

* Foreign exchange contracts are shown as a net payable on the Statement of Assets and Liabilities.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    39

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2010 was as follows:

---------------------------------------------------------------------------------------------------------
Derivatives Not                                                                            Change in
Accounted for as                                                        Realized Gain      Unrealized
Hedging Instruments                                                     or (Loss) on       Gain or (Loss)
Under Accounting                Location of Gain or (Loss)              Derivatives        on Derivatives
Standards Codification          On Derivatives Recognized               Recognized         Recognized
(ASC) 815                       in Income                               in Income          in Income
---------------------------------------------------------------------------------------------------------
 Foreign Exchange Contracts     Net realized gain on forward            $7,311
                                foreign currency contracts and
                                other assets and liabilities
                                denominated in foreign currencies
 Foreign Exchange Contracts     Change in unrealized gain (loss) on                        $(153)
                                forward foreign currency contracts
                                and other assets and liabilities
                                denominated in foreign currencies

10. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


40    Pioneer Value Fund | Semiannual Report | 3/31/10

ADDITIONAL INFORMATION

Effective April 26, 2010, Mr. John Peckham of PIM became the portfolio manager of Pioneer Value Fund. Mr. Peckham will co-manage the Fund with Rod Wright.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    41

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Value Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


42    Pioneer Value Fund | Semiannual Report | 3/31/10

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2009, in the fifth quintile of its Morningstar category for the three and five year periods ended June 30, 2009 and in the fourth quintile of its Morningstar category for the ten year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the reasons for the Fund's underperformance with PIM in view of the Fund's investment approach and the market conditions present during the relevant periods. The Trustees agreed that they would continue to monitor the performance of the Fund closely.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the first quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered that the Fund's management fee is adjusted upward or downward based on the Fund's


                          Pioneer Value Fund | Semiannual Report | 3/31/10    43
performance and considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's


44    Pioneer Value Fund | Semiannual Report | 3/31/10
fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


                          Pioneer Value Fund | Semiannual Report | 3/31/10    45

Trustees, Officers and Service Providers

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive  Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


46    Pioneer Value Fund | Semiannual Report | 3/31/10
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52    Pioneer Value Fund | Semiannual Report | 3/31/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 28, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 28, 2010

* Print the name and title of each signing officer under his or her signature.